Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 3,158,332,000		$ 2,908,809,000
Less: Allowance for loan losses	46,327,000		47,714,000
Net loans	3,112,005,000		2,861,095,000
Due from Officers	9,400,000		9,700,000
New loans	3,900,000
Repayments of loans	4,200,000
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	223,382,000		223,481,000
Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	194,124,000		191,126,000
Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	29,258,000		32,355,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,927,356,000		2,679,433,000
First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,517,567,000		2,287,808,000
Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	57,655,000		51,136,000
Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	352,134,000		340,489,000
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	7,594,000		5,895,000
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	38,500,000		35,400,000
Residential Borrowers [Member] | Real Estate Construction Loans Segment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	17,600,000		13,900,000
Commercial Borrowers Residential Purpose [Member] | Real Estate Construction Loans Segment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	20,900,000		21,500,000
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,612,379,000	[1]	2,468,322,000	[1]
New York and Other States [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	203,988,000		202,045,000
New York and Other States [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	174,788,000	[1]	169,722,000	[1]
New York and Other States [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	29,200,000	[1]	32,323,000	[1]
New York and Other States [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,041,140,000	[1]	1,909,447,000	[1]
New York and Other States [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	51,713,000	[1]	47,494,000	[1]
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	308,764,000	[1]	304,044,000	[1]
New York and Other States [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	6,774,000	[1]	5,292,000	[1]
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	545,953,000		440,487,000
Florida [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	19,394,000		21,436,000
Florida [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	19,336,000		21,404,000
Florida [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	58,000		32,000
Florida [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	476,427,000		378,361,000
Florida [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	5,942,000		3,642,000
Florida [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	43,370,000		36,445,000
Florida [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 820,000		$ 603,000

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.